NOTE 6 - OTHER CURRENT LIABILITIES - (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Jun. 30, 2012
Payables and Accruals [Abstract]
Accrued salaries, commissions and payroll taxes	$ 536	$ 570
Accrued interest	198	191
Litigation accruals	493	493
Sales tax payable	2,908	2,764
Legal and other professional fees	544	577
Accounting fees	115	345
Insurance premiums	62	13
Interest and penalty - sales tax	2,166	2,116
Penalty - 401k plan	250	250
Purchase scanners	400
Rent	178	208
Other	151	166
TOTAL OTHER CURRENT LIABILITIES	$ 8,001	$ 7,693